ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
ACQUISITION OF SUBSIDIARIES
26.	ACQUISITION OF SUBSIDIARIES

Acquisition of MCP

On December 7, 2012, the Company, through its indirect subsidiaries, MCE (Philippines) Investments Limited (“MCE Investments”) and MCE (Philippines) Investments No.2 Corporation (“MCE Investments No.2”), entered into an acquisition agreement (the “Acquisition Agreement”) with two independent third parties, Interpharma Holdings & Management Corporation and Pharma Industries Holdings Limited (collectively referred to as the “Selling Shareholders”), subject to certain conditions precedent, to acquire from the Selling Shareholders an aggregate of 93.06% of the issued share capital of MCP (the “Proposed Acquisition”). Prior to completion of the Proposed Acquisition on December 19, 2012, MCP sold its two operating subsidiaries, Interphil Laboratories, Inc. and Lancashire Realty Holding Corporation, to the Selling Shareholders (or their affiliates) under the deeds of assignment dated December 7, 2012 between the Selling Shareholders (or their affiliates) and MCP (the “Subsidiary Sale Agreements”), in accordance with the terms of the Acquisition Agreement. The total consideration under the Acquisition Agreement was PHP1,259,000,000 (equivalent to $30,682 based on exchange rate on transaction date) which included i) PHP200,000,000 (equivalent to $4,874 based on exchange rate on transaction date) to the Selling Shareholders, and ii) PHP1,059,000,000 (equivalent to $25,808 based on exchange rate on transaction date) on direction of the Selling Shareholders, to MCP in settlement of the liabilities of the Selling Shareholders (or their affiliates) under the Subsidiary Sale Agreements. On December 19, 2012, MCP retained PHP1,059,000,000 (equivalent to $25,808 based on exchange rate on transaction date), which represented the subsidiaries’ sale amount upon completion of the Proposed Acquisition.

On December 19, 2012, the Group completed the acquisition of 93.06% of the issued share capital of MCP. MCP did not have any operation and revenue immediately before the acquisition by the Group and the excess payment of $5,747 for acquisition of assets and liabilities of MCP does not have any measureable future economic benefits to the Group to qualify the recognition requirements of an asset, and was therefore expensed in the consolidated statements of operations and included in development costs.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682